Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Investment Securities Funds (Invesco Investment Securities Funds)
Entity Central Index Key	0000842790
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000000586 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class A
Trading Symbol	AMHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class A)	$104	0.99%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Since the Fund holds predominantly corporate bonds, it benefited from the broader market environment.
• For the fiscal year ended February 28, 2025, Class A shares, excluding sales charge, of the Fund returned 9.25%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index returned 10.09%.
What contributed to performance?
Energy and consumer non-cyclical corporates | Security selection within energy and consumer non-cyclicals boosted overall Fund performance for the fiscal year.
Financial institutions corporates | An overweight to financial institutions added positively to total returns during the fiscal year.
What detracted from performance?
CCC-rated bonds | An underweight allocation to CCC-rated bonds detracted from overall Fund performance for the fiscal year.
Finance company corporates | Security selection within finance companies created a drag on performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class A) —including sales charge	4.75%	2.80%	3.13%
Invesco High Yield Fund (Class A) —excluding sales charge	9.25%	3.72%	3.56%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	10.09%	4.91%	5.06%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,188,949,606
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 5,450,948
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,188,949,606
Total number of portfolio holdings	278
Total advisory fees paid	$5,450,948
Portfolio turnover rate	172%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000588 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class C
Trading Symbol	AHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class C)	$181	1.74%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.74%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Since the Fund holds predominantly corporate bonds, it benefited from the broader market environment.
• For the fiscal year ended February 28, 2025, Class C shares, excluding sales charge, of the Fund returned 8.14%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index returned 10.09%.
What contributed to performance?
Energy and consumer non-cyclical corporates | Security selection within energy and consumer non-cyclicals boosted overall Fund performance for the fiscal year.
Financial institutions corporates | An overweight to financial institutions added positively to total returns during the fiscal year.
What detracted from performance?
CCC-rated bonds | An underweight allocation to CCC-rated bonds detracted from overall Fund performance for the fiscal year.
Finance company corporates | Security selection within finance companies created a drag on performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class C) —including sales charge	7.14%	2.94%	2.94%
Invesco High Yield Fund (Class C) —excluding sales charge	8.14%	2.94%	2.94%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	10.09%	4.91%	5.06%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,188,949,606
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 5,450,948
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,188,949,606
Total number of portfolio holdings	278
Total advisory fees paid	$5,450,948
Portfolio turnover rate	172%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000071210 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class Y
Trading Symbol	AHHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class Y)	$78	0.74%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Since the Fund holds predominantly corporate bonds, it benefited from the broader market environment.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 9.51%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index returned 10.09%.
What contributed to performance?
Energy and consumer non-cyclical corporates | Security selection within energy and consumer non-cyclicals boosted overall Fund performance for the fiscal year.
Financial institutions corporates | An overweight to financial institutions added positively to total returns during the fiscal year.
What detracted from performance?
CCC-rated bonds | An underweight allocation to CCC-rated bonds detracted from overall Fund performance for the fiscal year.
Finance company corporates | Security selection within finance companies created a drag on performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class Y)	9.51%	3.99%	3.83%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	10.09%	4.91%	5.06%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,188,949,606
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 5,450,948
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,188,949,606
Total number of portfolio holdings	278
Total advisory fees paid	$5,450,948
Portfolio turnover rate	172%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000589 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Investor Class
Trading Symbol	HYINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Investor Class)	$103	0.99%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Since the Fund holds predominantly corporate bonds, it benefited from the broader market environment.
• For the fiscal year ended February 28, 2025, Investor Class shares of the Fund returned 8.95%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index returned 10.09%.
What contributed to performance?
Energy and consumer non-cyclical corporates | Security selection within energy and consumer non-cyclicals boosted overall Fund performance for the fiscal year.
Financial institutions corporates | An overweight to financial institutions added positively to total returns during the fiscal year.
What detracted from performance?
CCC-rated bonds | An underweight allocation to CCC-rated bonds detracted from overall Fund performance for the fiscal year.
Finance company corporates | Security selection within finance companies created a drag on performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Investor Class)	8.95%	3.66%	3.55%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	10.09%	4.91%	5.06%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,188,949,606
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 5,450,948
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,188,949,606
Total number of portfolio holdings	278
Total advisory fees paid	$5,450,948
Portfolio turnover rate	172%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000023117 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class R5
Trading Symbol	AHIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class R5)	$71	0.68%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Since the Fund holds predominantly corporate bonds, it benefited from the broader market environment.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 9.58%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index returned 10.09%.
What contributed to performance?
Energy and consumer non-cyclical corporates | Security selection within energy and consumer non-cyclicals boosted overall Fund performance for the fiscal year.
Financial institutions corporates | An overweight to financial institutions added positively to total returns during the fiscal year.
What detracted from performance?
CCC-rated bonds | An underweight allocation to CCC-rated bonds detracted from overall Fund performance for the fiscal year.
Finance company corporates | Security selection within finance companies created a drag on performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class R5)	9.58%	4.09%	3.91%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	10.09%	4.91%	5.06%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,188,949,606
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 5,450,948
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,188,949,606
Total number of portfolio holdings	278
Total advisory fees paid	$5,450,948
Portfolio turnover rate	172%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120675 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Fund
Class Name	Class R6
Trading Symbol	HYIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Fund (Class R6)	$63	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Since the Fund holds predominantly corporate bonds, it benefited from the broader market environment.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 9.67%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index returned 10.09%.
What contributed to performance?
Energy and consumer non-cyclical corporates | Security selection within energy and consumer non-cyclicals boosted overall Fund performance for the fiscal year.
Financial institutions corporates | An overweight to financial institutions added positively to total returns during the fiscal year.
What detracted from performance?
CCC-rated bonds | An underweight allocation to CCC-rated bonds detracted from overall Fund performance for the fiscal year.
Finance company corporates | Security selection within finance companies created a drag on performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Fund (Class R6)	9.67%	4.18%	4.01%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index	10.09%	4.91%	5.06%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,188,949,606
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 5,450,948
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,188,949,606
Total number of portfolio holdings	278
Total advisory fees paid	$5,450,948
Portfolio turnover rate	172%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares 0-5 Year High Yield Corporate Bond ETF	2.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.97%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.49%
Carriage Services, Inc., 4.25%, 05/15/2029	1.48%
Aircastle Ltd., 5.25%	1.25%
Service Properties Trust, 4.38%, 02/15/2030	1.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029	1.02%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.01%
Lithia Motors, Inc., 4.38%, 01/15/2031	1.00%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.625% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, 0.45% on the next $4 billion, and 0.43% of amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.625% of the first $200 million, 0.55% of the next $300 million, 0.50% of the next $500 million, and 0.45% of the amount over $1 billion of average daily net assets.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000601 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class A
Trading Symbol	AGOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class A)	$106	1.02%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the Fund achieved a positive return. Short-term Treasury yields decreased by 60 basis points, contributing to the Fund's success. Non-Treasury sectors of the bond market also performed well, driven by stronger-than-expected economic growth and employment throughout the fiscal year.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 8.42%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 5.81%.
What contributed to performance?
Government securities exposure  | An underweight in government securities compared to the Bloomberg U.S. Aggregate Bond Index proved beneficial for the Fund because government securities underperformed relative to securitized assets. The Fund’s positioning allowed the portfolio to achieve better returns by having a higher allocation to the better-performing securitized assets.
Duration | The Fund’s duration contributed positively to relative Fund performance. The positioning was effective in capturing favorable movements in interest rates.
Non- Agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance during the fiscal year, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Detractors | There were no significant detractors during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class A) —including sales charge	3.87%	-0.72%	0.55%
Invesco Income Fund (Class A) —excluding sales charge	8.42%	0.16%	0.99%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 269,269,860
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 1,284,690
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$269,269,860
Total number of portfolio holdings	203
Total advisory fees paid	$1,284,690
Portfolio turnover rate	183%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.

C000000603 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class C
Trading Symbol	AGVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class C)	$184	1.77%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.77%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the Fund achieved a positive return. Short-term Treasury yields decreased by 60 basis points, contributing to the Fund's success. Non-Treasury sectors of the bond market also performed well, driven by stronger-than-expected economic growth and employment throughout the fiscal year.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 7.46%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 5.81%.
What contributed to performance?
Government securities exposure  | An underweight in government securities compared to the Bloomberg U.S. Aggregate Bond Index proved beneficial for the Fund because government securities underperformed relative to securitized assets. The Fund’s positioning allowed the portfolio to achieve better returns by having a higher allocation to the better-performing securitized assets.
Duration | The Fund’s duration contributed positively to relative Fund performance. The positioning was effective in capturing favorable movements in interest rates.
Non- Agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance during the fiscal year, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Detractors | There were no significant detractors during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class C) —including sales charge	6.46%	-0.59%	0.38%
Invesco Income Fund (Class C) —excluding sales charge	7.46%	-0.59%	0.38%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 269,269,860
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 1,284,690
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$269,269,860
Total number of portfolio holdings	203
Total advisory fees paid	$1,284,690
Portfolio turnover rate	183%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.

C000000604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class R
Trading Symbol	AGVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class R)	$132	1.27%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.27%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the Fund achieved a positive return. Short-term Treasury yields decreased by 60 basis points, contributing to the Fund's success. Non-Treasury sectors of the bond market also performed well, driven by stronger-than-expected economic growth and employment throughout the fiscal year.
• For the fiscal year ended February 28, 2025, Class R shares of the Fund returned 7.99%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 5.81%.
What contributed to performance?
Government securities exposure  | An underweight in government securities compared to the Bloomberg U.S. Aggregate Bond Index proved beneficial for the Fund because government securities underperformed relative to securitized assets. The Fund’s positioning allowed the portfolio to achieve better returns by having a higher allocation to the better-performing securitized assets.
Duration | The Fund’s duration contributed positively to relative Fund performance. The positioning was effective in capturing favorable movements in interest rates.
Non- Agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance during the fiscal year, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Detractors | There were no significant detractors during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class R)	7.99%	-0.13%	0.73%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 269,269,860
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 1,284,690
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$269,269,860
Total number of portfolio holdings	203
Total advisory fees paid	$1,284,690
Portfolio turnover rate	183%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.

C000071212 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class Y
Trading Symbol	AGVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class Y)	$80	0.77%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%	[10]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the Fund achieved a positive return. Short-term Treasury yields decreased by 60 basis points, contributing to the Fund's success. Non-Treasury sectors of the bond market also performed well, driven by stronger-than-expected economic growth and employment throughout the fiscal year.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 8.69%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 5.81%.
What contributed to performance?
Government securities exposure  | An underweight in government securities compared to the Bloomberg U.S. Aggregate Bond Index proved beneficial for the Fund because government securities underperformed relative to securitized assets. The Fund’s positioning allowed the portfolio to achieve better returns by having a higher allocation to the better-performing securitized assets.
Duration | The Fund’s duration contributed positively to relative Fund performance. The positioning was effective in capturing favorable movements in interest rates.
Non- Agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance during the fiscal year, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Detractors | There were no significant detractors during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class Y)	8.69%	0.39%	1.24%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 269,269,860
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 1,284,690
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$269,269,860
Total number of portfolio holdings	203
Total advisory fees paid	$1,284,690
Portfolio turnover rate	183%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.

C000029663 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class R5
Trading Symbol	AGOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class R5)	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the Fund achieved a positive return. Short-term Treasury yields decreased by 60 basis points, contributing to the Fund's success. Non-Treasury sectors of the bond market also performed well, driven by stronger-than-expected economic growth and employment throughout the fiscal year.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 8.62%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 5.81%.
What contributed to performance?
Government securities exposure  | An underweight in government securities compared to the Bloomberg U.S. Aggregate Bond Index proved beneficial for the Fund because government securities underperformed relative to securitized assets. The Fund’s positioning allowed the portfolio to achieve better returns by having a higher allocation to the better-performing securitized assets.
Duration | The Fund’s duration contributed positively to relative Fund performance. The positioning was effective in capturing favorable movements in interest rates.
Non- Agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance during the fiscal year, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Detractors | There were no significant detractors during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class R5)	8.62%	0.48%	1.34%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 269,269,860
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 1,284,690
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$269,269,860
Total number of portfolio holdings	203
Total advisory fees paid	$1,284,690
Portfolio turnover rate	183%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188949 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Class R6
Trading Symbol	AGVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Class R6)	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the Fund achieved a positive return. Short-term Treasury yields decreased by 60 basis points, contributing to the Fund's success. Non-Treasury sectors of the bond market also performed well, driven by stronger-than-expected economic growth and employment throughout the fiscal year.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 9.19%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 5.81%.
What contributed to performance?
Government securities exposure  | An underweight in government securities compared to the Bloomberg U.S. Aggregate Bond Index proved beneficial for the Fund because government securities underperformed relative to securitized assets. The Fund’s positioning allowed the portfolio to achieve better returns by having a higher allocation to the better-performing securitized assets.
Duration | The Fund’s duration contributed positively to relative Fund performance. The positioning was effective in capturing favorable movements in interest rates.
Non- Agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance during the fiscal year, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Detractors | There were no significant detractors during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Class R6)	9.19%	0.61%	1.31%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 269,269,860
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 1,284,690
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$269,269,860
Total number of portfolio holdings	203
Total advisory fees paid	$1,284,690
Portfolio turnover rate	183%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.

C000000605 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Fund
Class Name	Investor Class
Trading Symbol	AGIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Fund (Investor Class)	$99	0.95%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%	[11]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the Fund achieved a positive return. Short-term Treasury yields decreased by 60 basis points, contributing to the Fund's success. Non-Treasury sectors of the bond market also performed well, driven by stronger-than-expected economic growth and employment throughout the fiscal year.
• For the fiscal year ended February 28, 2025, Investor Class shares of the Fund returned 8.50%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 5.81%.
What contributed to performance?
Government securities exposure  | An underweight in government securities compared to the Bloomberg U.S. Aggregate Bond Index proved beneficial for the Fund because government securities underperformed relative to securitized assets. The Fund’s positioning allowed the portfolio to achieve better returns by having a higher allocation to the better-performing securitized assets.
Duration | The Fund’s duration contributed positively to relative Fund performance. The positioning was effective in capturing favorable movements in interest rates.
Non- Agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) | Non-agency MBS, CMBS, and ABS performed well during the fiscal year due to attractive starting yields and relatively strong economic performance during the fiscal year, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Detractors | There were no significant detractors during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Fund (Investor Class)	8.50%	0.22%	1.05%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 269,269,860
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 1,284,690
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$269,269,860
Total number of portfolio holdings	203
Total advisory fees paid	$1,284,690
Portfolio turnover rate	183%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	4.97%
Government National Mortgage Association, TBA, 5.50%, 03/01/2055	4.66%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/2053	2.29%
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059	1.84%
OBX Trust, Series 2022-NQM7, Class A1, 5.11%, 08/25/2062	1.81%
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.12%, 01/25/2067	1.77%
UBS Commercial Mortgage Trust, Series 2018-C11, Class AS, 4.49%, 06/15/2051	1.66%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.65%
Federal National Mortgage Association, 6.00%, 06/01/2053	1.62%
Federal Home Loan Mortgage Corp., 6.00%, 06/01/2053	1.59%
* Excluding money market fund holdings, if any.

C000000607 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class A
Trading Symbol	LMTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class A)	$57	0.55%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%	[12]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, Treasury Inflation Protected Securities provided positive returns through the period despite inflation expectations being mixed throughout the period. Most recently policy uncertainty and new tariffs by the US administration led to an increase in year-ahead inflation expectations from 3.3% to 4.3%, in February, which was the highest reading since November 2023.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 6.25%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index returned 6.85%. This in an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Fund’s style-specific index, the ICE BofA 1–5 Year US Inflation-Linked Treasury Index, by generally investing in the component securities of the index in their respective weightings. For the fiscal year, the Fund generated positive returns but underperformed the ICE BofA 1-5 Year US Inflation-Linked Treasury Index. The Fund’s performance will typically lag its index due to fees.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class A) —including sales charge	3.59%	2.36%	1.95%
Invesco Short Duration Inflation Protected Fund (Class A) —excluding sales charge	6.25%	2.88%	2.21%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	6.85%	3.39%	2.65%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 1-5 Year US Inflation-Linked Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 377,212,935
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 580,938
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$377,212,935
Total number of portfolio holdings	21
Total advisory fees paid	$580,938
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity
(% of total investments)
4/15/2026	5.4%
7/15/2026	5.5%
10/15/2026	5.0%
1/15/2027	8.6%
4/15/2027	4.9%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.7%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.8%
7/15/2029	5.3%
10/15/2029	5.4%
1/15/2030	5.3%

C000000606 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class A2
Trading Symbol	SHTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class A2)	$46	0.45%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%	[13]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•  During the fiscal year ended February 28, 2025, Treasury Inflation Protected Securities provided positive returns through the period despite inflation expectations being mixed throughout the period. Most recently policy uncertainty and new tariffs by the US administration led to an increase in year-ahead inflation expectations from 3.3% to 4.3%, in February, which was the highest reading since November 2023.
• For the fiscal year ended February 28, 2025, Class A2 shares of the Fund, excluding sales charge, returned 6.35%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index returned 6.85%. This in an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Fund’s style-specific index, the ICE BofA 1–5 Year US Inflation-Linked Treasury Index, by generally investing in the component securities of the index in their respective weightings. For the fiscal year, the Fund generated positive returns but underperformed the ICE BofA 1-5 Year US Inflation-Linked Treasury Index. The Fund’s performance will typically lag its index due to fees.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class A2) —including sales charge	5.27%	2.75%	2.21%
Invesco Short Duration Inflation Protected Fund (Class A2) —excluding sales charge	6.35%	2.97%	2.32%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	6.85%	3.39%	2.65%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 1-5 Year US Inflation-Linked Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 377,212,935
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 580,938
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$377,212,935
Total number of portfolio holdings	21
Total advisory fees paid	$580,938
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity
(% of total investments)
4/15/2026	5.4%
7/15/2026	5.5%
10/15/2026	5.0%
1/15/2027	8.6%
4/15/2027	4.9%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.7%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.8%
7/15/2029	5.3%
10/15/2029	5.4%
1/15/2030	5.3%

C000071213 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class Y
Trading Symbol	LMTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class Y)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%	[14]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•  During the fiscal year ended February 28, 2025, Treasury Inflation Protected Securities provided positive returns through the period despite inflation expectations being mixed throughout the period. Most recently policy uncertainty and new tariffs by the US administration led to an increase in year-ahead inflation expectations from 3.3% to 4.3%, in February, which was the highest reading since November 2023.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 6.51%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index returned 6.85%. This in an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Fund’s style-specific index, the ICE BofA 1–5 Year US Inflation-Linked Treasury Index, by generally investing in the component securities of the index in their respective weightings. For the fiscal year, the Fund generated positive returns but underperformed the ICE BofA 1-5 Year US Inflation-Linked Treasury Index. The Fund’s performance will typically lag its index due to fees.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class Y)	6.51%	3.12%	2.46%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	6.85%	3.39%	2.65%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 1-5 Year US Inflation-Linked Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 377,212,935
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 580,938
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$377,212,935
Total number of portfolio holdings	21
Total advisory fees paid	$580,938
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity
(% of total investments)
4/15/2026	5.4%
7/15/2026	5.5%
10/15/2026	5.0%
1/15/2027	8.6%
4/15/2027	4.9%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.7%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.8%
7/15/2029	5.3%
10/15/2029	5.4%
1/15/2030	5.3%

C000023119 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class R5
Trading Symbol	ALMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class R5)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%	[15]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, Treasury Inflation Protected Securities provided positive returns through the period despite inflation expectations being mixed throughout the period. Most recently policy uncertainty and new tariffs by the US administration led to an increase in year-ahead inflation expectations from 3.3% to 4.3%, in February, which was the highest reading since November 2023.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 6.51%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index returned 6.85%.  This in an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Fund’s style-specific index, the ICE BofA 1–5 Year US Inflation-Linked Treasury Index, by generally investing in the component securities of the index in their respective weightings. For the fiscal year, the Fund generated positive returns but underperformed the ICE BofA 1-5 Year US Inflation-Linked Treasury Index. The Fund’s performance will typically lag its index due to fees.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class R5)	6.51%	3.12%	2.46%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	6.85%	3.39%	2.65%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 1-5 Year US Inflation-Linked Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 377,212,935
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 580,938
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$377,212,935
Total number of portfolio holdings	21
Total advisory fees paid	$580,938
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity
(% of total investments)
4/15/2026	5.4%
7/15/2026	5.5%
10/15/2026	5.0%
1/15/2027	8.6%
4/15/2027	4.9%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.7%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.8%
7/15/2029	5.3%
10/15/2029	5.4%
1/15/2030	5.3%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000164285 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Inflation Protected Fund
Class Name	Class R6
Trading Symbol	SDPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration Inflation Protected Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Inflation Protected Fund (Class R6)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%	[16]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, Treasury Inflation Protected Securities provided positive returns through the period despite inflation expectations being mixed throughout the period. Most recently policy uncertainty and new tariffs by the US administration led to an increase in year-ahead inflation expectations from 3.3% to 4.3%, in February, which was the highest reading since November 2023.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 6.51%. For the same time period, the ICE BofA 1-5 Year US Inflation-Linked Treasury Index returned 6.85%. This in an index replication fund so there is no active management involved.
• We seek to replicate the risk and return characteristics of the Fund’s style-specific index, the ICE BofA 1–5 Year US Inflation-Linked Treasury Index, by generally investing in the component securities of the index in their respective weightings. For the fiscal year, the Fund generated positive returns but underperformed the ICE BofA 1-5 Year US Inflation-Linked Treasury Index. The Fund’s performance will typically lag its index due to fees.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration Inflation Protected Fund (Class R6)	6.51%	3.13%	2.47%
ICE BofA 1-5 Year US Inflation-Linked Treasury Index	6.85%	3.39%	2.65%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

Performance Inception Date	Dec. 31, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 1-5 Year US Inflation-Linked Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 377,212,935
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 580,938
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$377,212,935
Total number of portfolio holdings	21
Total advisory fees paid	$580,938
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity
(% of total investments)
4/15/2026	5.4%
7/15/2026	5.5%
10/15/2026	5.0%
1/15/2027	8.6%
4/15/2027	4.9%
7/15/2027	5.3%
10/15/2027	4.9%
1/15/2028	8.2%
4/15/2028	8.7%
7/15/2028	5.1%
10/15/2028	5.1%
1/15/2029	7.5%
4/15/2029	9.8%
7/15/2029	5.3%
10/15/2029	5.4%
1/15/2030	5.3%

C000000611 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Invesco Cash Reserve
Trading Symbol	AIMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Invesco Cash Reserve)	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Net Assets	$ 5,997,006,391
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 8,529,263
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000217953 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class A
Trading Symbol	ADAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class A)	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Net Assets	$ 5,997,006,391
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 8,529,263
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000085152 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class AX
Trading Symbol	ACZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class AX)	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Net Assets	$ 5,997,006,391
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 8,529,263
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000609 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class C
Trading Symbol	ACNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class C)	$109	1.07%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Net Assets	$ 5,997,006,391
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 8,529,263
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000085154 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class CX
Trading Symbol	ACXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class CX)	$124	1.22%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.22%
Net Assets	$ 5,997,006,391
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 8,529,263
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000610 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class R
Trading Symbol	AIRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class R)	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Net Assets	$ 5,997,006,391
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 8,529,263
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000071214 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class Y
Trading Symbol	AIYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class Y)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Net Assets	$ 5,997,006,391
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 8,529,263
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000023120 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Investor Class
Trading Symbol	INAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Investor Class)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Net Assets	$ 5,997,006,391
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 8,529,263
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000188950 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government Money Market Fund
Class Name	Class R6
Trading Symbol	INVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government Money Market Fund (Class R6)	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Net Assets	$ 5,997,006,391
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 8,529,263
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,997,006,391
Total number of portfolio holdings	99
Total advisory fees paid	$8,529,263

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	64.7%
8-30	0.2%
31-60	4.9%
61-90	2.5%
91-180	8.0%
181+	19.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class A
Trading Symbol	IARAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class A)	$134	1.27%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.27%	[17]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the real estate market delivered positive returns. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charges, returned 11.41%. For the same time period, the FTSE Nareit All Equity REITs Index returned 13.86%.
What contributed to performance?
Freestanding REITs | The Fund benefited from an overweight to freestanding REITs as well as stock selection within the sector. A majority of the sector overweight was held in Agree Realty Corp, which owns a diversified portfolio of retail properties subject to long-term net leases. The company's broad geographic diversity and high tenant quality helped provide stable cash flows while a fragmented market allowed for attractive external growth opportunities. Despite relatively high interest rates, Agree Realty Corp benefited from a superior cost of capital versus peers and was able to acquire assets accretively and drive external growth. In our view, the company also offers a strong balance sheet and favorable dividend growth.
Telecommunications REITs | Stock selection in this sector was a positive contributor to relative Fund performance during the fiscal year.
Data Centers | The Fund benefited from stock selection in the data centers sector. A key holding was Equinix, Inc., which is a global data center and colocation provider delivering a broad spectrum of services to their customers. The company is expected to generate above average internal and external growth driven by increasing demand for data. Demand remains strong for the company's interconnection and colocation services across the globe, and the company announced an expansion of its hyperscale joint venture business.
What detracted from performance?
Single Family Homes | Overweight exposure to single family homes was the largest detractor from relative Fund performance during the fiscal year. The Fund held an overweight position in Invitation Homes, which owns, develops, and operates single family rental homes throughout the US. The company has experienced some weakness in the recent leasing results, resulting in Fund underperformance. The demand outlook for rental housing remains robust and we expect Invitation Homes to continue to deliver growth with the potential for a positive re-rating.
Timber REITs | Timber stocks underperformed as continued high interest rates have weighed on housing activity, and an overweight exposure to the sector detracted from relative performance. A majority of the overweight was held in Weyerhaeuser Co., which is the largest timber REIT that primarily harvests and delivers sawlogs and manages a wood products manufacturing business. High interest rates remained a headwind to the timber sector and led to lumber and wood products softness, as well as weak repair and remodel activity.
Lodging/Resorts | After strong performance in 2023, the overall hotel sector underperformed, which detracted from relative performance as the Fund held an overweight to the sector. A key holding that contributed to this relative underperformance was Host Hotels & Resorts, which owns and operates full-service hotels primarily in the US. The company continues to trade at a discounted valuation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class A) —including sales charge	5.30%	1.87%	3.62%
Invesco Real Estate Fund (Class A) —excluding sales charge	11.41%	3.03%	4.21%
FTSE Nareit All Equity REITs Index	13.86%	5.61%	6.06%
S&P 500® Index	18.41%	16.85%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 853,914,416
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 7,185,339
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$853,914,416
Total number of portfolio holdings	39
Total advisory fees paid	$7,185,339
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.

C000000618 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class C
Trading Symbol	IARCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class C)	$213	2.02%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.02%	[18]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the real estate market delivered positive returns. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charges, returned 10.58%. For the same time period, the FTSE Nareit All Equity REITs Index returned 13.86%.
What contributed to performance?
Freestanding REITs | The Fund benefited from an overweight to freestanding REITs as well as stock selection within the sector. A majority of the sector overweight was held in Agree Realty Corp, which owns a diversified portfolio of retail properties subject to long-term net leases. The company's broad geographic diversity and high tenant quality helped provide stable cash flows while a fragmented market allowed for attractive external growth opportunities. Despite relatively high interest rates, Agree Realty Corp benefited from a superior cost of capital versus peers and was able to acquire assets accretively and drive external growth. In our view, the company also offers a strong balance sheet and favorable dividend growth.
Telecommunications REITs | Stock selection in this sector was a positive contributor to relative Fund performance during the fiscal year.
Data Centers | The Fund benefited from stock selection in the data centers sector. A key holding was Equinix, Inc., which is a global data center and colocation provider delivering a broad spectrum of services to their customers. The company is expected to generate above average internal and external growth driven by increasing demand for data. Demand remains strong for the company's interconnection and colocation services across the globe, and the company announced an expansion of its hyperscale joint venture business.
What detracted from performance?
Single Family Homes | Overweight exposure to single family homes was the largest detractor from relative Fund performance during the fiscal year. The Fund held an overweight position in Invitation Homes, which owns, develops, and operates single family rental homes throughout the US. The company has experienced some weakness in the recent leasing results, resulting in Fund underperformance. The demand outlook for rental housing remains robust and we expect Invitation Homes to continue to deliver growth with the potential for a positive re-rating.
Timber REITs | Timber stocks underperformed as continued high interest rates have weighed on housing activity, and an overweight exposure to the sector detracted from relative performance. A majority of the overweight was held in Weyerhaeuser Co., which is the largest timber REIT that primarily harvests and delivers sawlogs and manages a wood products manufacturing business. High interest rates remained a headwind to the timber sector and led to lumber and wood products softness, as well as weak repair and remodel activity.
Lodging/Resorts | After strong performance in 2023, the overall hotel sector underperformed, which detracted from relative performance as the Fund held an overweight to the sector. A key holding that contributed to this relative underperformance was Host Hotels & Resorts, which owns and operates full-service hotels primarily in the US. The company continues to trade at a discounted valuation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class C) —including sales charge	9.58%	2.27%	3.59%
Invesco Real Estate Fund (Class C) —excluding sales charge	10.58%	2.27%	3.59%
FTSE Nareit All Equity REITs Index	13.86%	5.61%	6.06%
S&P 500® Index	18.41%	16.85%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 853,914,416
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 7,185,339
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$853,914,416
Total number of portfolio holdings	39
Total advisory fees paid	$7,185,339
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.

C000000619 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class R
Trading Symbol	IARRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class R)	$160	1.52%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.52%	[19]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the real estate market delivered positive returns. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class R shares of the Fund returned 11.18%. For the same time period, the FTSE Nareit All Equity REITs Index returned 13.86%.
What contributed to performance?
Freestanding REITs | The Fund benefited from an overweight to freestanding REITs as well as stock selection within the sector. A majority of the sector overweight was held in Agree Realty Corp, which owns a diversified portfolio of retail properties subject to long-term net leases. The company's broad geographic diversity and high tenant quality helped provide stable cash flows while a fragmented market allowed for attractive external growth opportunities. Despite relatively high interest rates, Agree Realty Corp benefited from a superior cost of capital versus peers and was able to acquire assets accretively and drive external growth. In our view, the company also offers a strong balance sheet and favorable dividend growth.
Telecommunications REITs | Stock selection in this sector was a positive contributor to relative Fund performance during the fiscal year.
Data Centers | The Fund benefited from stock selection in the data centers sector. A key holding was Equinix, Inc., which is a global data center and colocation provider delivering a broad spectrum of services to their customers. The company is expected to generate above average internal and external growth driven by increasing demand for data. Demand remains strong for the company's interconnection and colocation services across the globe, and the company announced an expansion of its hyperscale joint venture business.
What detracted from performance?
Single Family Homes | Overweight exposure to single family homes was the largest detractor from relative Fund performance during the fiscal year. The Fund held an overweight position in Invitation Homes, which owns, develops, and operates single family rental homes throughout the US. The company has experienced some weakness in the recent leasing results, resulting in Fund underperformance. The demand outlook for rental housing remains robust and we expect Invitation Homes to continue to deliver growth with the potential for a positive re-rating.
Timber REITs | Timber stocks underperformed as continued high interest rates have weighed on housing activity, and an overweight exposure to the sector detracted from relative performance. A majority of the overweight was held in Weyerhaeuser Co., which is the largest timber REIT that primarily harvests and delivers sawlogs and manages a wood products manufacturing business. High interest rates remained a headwind to the timber sector and led to lumber and wood products softness, as well as weak repair and remodel activity.
Lodging/Resorts | After strong performance in 2023, the overall hotel sector underperformed, which detracted from relative performance as the Fund held an overweight to the sector. A key holding that contributed to this relative underperformance was Host Hotels & Resorts, which owns and operates full-service hotels primarily in the US. The company continues to trade at a discounted valuation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class R)	11.18%	2.78%	3.95%
FTSE Nareit All Equity REITs Index	13.86%	5.61%	6.06%
S&P 500® Index	18.41%	16.85%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 853,914,416
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 7,185,339
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$853,914,416
Total number of portfolio holdings	39
Total advisory fees paid	$7,185,339
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.

C000071216 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class Y
Trading Symbol	IARYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class Y)	$108	1.02%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%	[20]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the real estate market delivered positive returns. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 11.71%. For the same time period, the FTSE Nareit All Equity REITs Index returned 13.86%.
What contributed to performance?
Freestanding REITs | The Fund benefited from an overweight to freestanding REITs as well as stock selection within the sector. A majority of the sector overweight was held in Agree Realty Corp, which owns a diversified portfolio of retail properties subject to long-term net leases. The company's broad geographic diversity and high tenant quality helped provide stable cash flows while a fragmented market allowed for attractive external growth opportunities. Despite relatively high interest rates, Agree Realty Corp benefited from a superior cost of capital versus peers and was able to acquire assets accretively and drive external growth. In our view, the company also offers a strong balance sheet and favorable dividend growth.
Telecommunications REITs | Stock selection in this sector was a positive contributor to relative Fund performance during the fiscal year.
Data Centers | The Fund benefited from stock selection in the data centers sector. A key holding was Equinix, Inc., which is a global data center and colocation provider delivering a broad spectrum of services to their customers. The company is expected to generate above average internal and external growth driven by increasing demand for data. Demand remains strong for the company's interconnection and colocation services across the globe, and the company announced an expansion of its hyperscale joint venture business.
What detracted from performance?
Single Family Homes | Overweight exposure to single family homes was the largest detractor from relative Fund performance during the fiscal year. The Fund held an overweight position in Invitation Homes, which owns, develops, and operates single family rental homes throughout the US. The company has experienced some weakness in the recent leasing results, resulting in Fund underperformance. The demand outlook for rental housing remains robust and we expect Invitation Homes to continue to deliver growth with the potential for a positive re-rating.
Timber REITs | Timber stocks underperformed as continued high interest rates have weighed on housing activity, and an overweight exposure to the sector detracted from relative performance. A majority of the overweight was held in Weyerhaeuser Co., which is the largest timber REIT that primarily harvests and delivers sawlogs and manages a wood products manufacturing business. High interest rates remained a headwind to the timber sector and led to lumber and wood products softness, as well as weak repair and remodel activity.
Lodging/Resorts | After strong performance in 2023, the overall hotel sector underperformed, which detracted from relative performance as the Fund held an overweight to the sector. A key holding that contributed to this relative underperformance was Host Hotels & Resorts, which owns and operates full-service hotels primarily in the US. The company continues to trade at a discounted valuation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class Y)	11.71%	3.29%	4.47%
FTSE Nareit All Equity REITs Index	13.86%	5.61%	6.06%
S&P 500® Index	18.41%	16.85%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 853,914,416
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 7,185,339
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$853,914,416
Total number of portfolio holdings	39
Total advisory fees paid	$7,185,339
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.

C000000620 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Investor Class
Trading Symbol	REINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Investor Class)	$127	1.20%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%	[21]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the real estate market delivered positive returns. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Investor Class shares of the Fund returned 11.49%. For the same time period, the FTSE Nareit All Equity REITs Index returned 13.86%.
What contributed to performance?
Freestanding REITs | The Fund benefited from an overweight to freestanding REITs as well as stock selection within the sector. A majority of the sector overweight was held in Agree Realty Corp, which owns a diversified portfolio of retail properties subject to long-term net leases. The company's broad geographic diversity and high tenant quality helped provide stable cash flows while a fragmented market allowed for attractive external growth opportunities. Despite relatively high interest rates, Agree Realty Corp benefited from a superior cost of capital versus peers and was able to acquire assets accretively and drive external growth. In our view, the company also offers a strong balance sheet and favorable dividend growth.
Telecommunications REITs | Stock selection in this sector was a positive contributor to relative Fund performance during the fiscal year.
Data Centers | The Fund benefited from stock selection in the data centers sector. A key holding was Equinix, Inc., which is a global data center and colocation provider delivering a broad spectrum of services to their customers. The company is expected to generate above average internal and external growth driven by increasing demand for data. Demand remains strong for the company's interconnection and colocation services across the globe, and the company announced an expansion of its hyperscale joint venture business.
What detracted from performance?
Single Family Homes | Overweight exposure to single family homes was the largest detractor from relative Fund performance during the fiscal year. The Fund held an overweight position in Invitation Homes, which owns, develops, and operates single family rental homes throughout the US. The company has experienced some weakness in the recent leasing results, resulting in Fund underperformance. The demand outlook for rental housing remains robust and we expect Invitation Homes to continue to deliver growth with the potential for a positive re-rating.
Timber REITs | Timber stocks underperformed as continued high interest rates have weighed on housing activity, and an overweight exposure to the sector detracted from relative performance. A majority of the overweight was held in Weyerhaeuser Co., which is the largest timber REIT that primarily harvests and delivers sawlogs and manages a wood products manufacturing business. High interest rates remained a headwind to the timber sector and led to lumber and wood products softness, as well as weak repair and remodel activity.
Lodging/Resorts | After strong performance in 2023, the overall hotel sector underperformed, which detracted from relative performance as the Fund held an overweight to the sector. A key holding that contributed to this relative underperformance was Host Hotels & Resorts, which owns and operates full-service hotels primarily in the US. The company continues to trade at a discounted valuation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Investor Class)	11.49%	3.08%	4.24%
FTSE Nareit All Equity REITs Index	13.86%	5.61%	6.06%
S&P 500® Index	18.41%	16.85%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 853,914,416
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 7,185,339
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$853,914,416
Total number of portfolio holdings	39
Total advisory fees paid	$7,185,339
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.

C000023123 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class R5
Trading Symbol	IARIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class R5)	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the real estate market delivered positive returns. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 11.85%. For the same time period, the FTSE Nareit All Equity REITs Index returned 13.86%.
What contributed to performance?
Freestanding REITs | The Fund benefited from an overweight to freestanding REITs as well as stock selection within the sector. A majority of the sector overweight was held in Agree Realty Corp, which owns a diversified portfolio of retail properties subject to long-term net leases. The company's broad geographic diversity and high tenant quality helped provide stable cash flows while a fragmented market allowed for attractive external growth opportunities. Despite relatively high interest rates, Agree Realty Corp benefited from a superior cost of capital versus peers and was able to acquire assets accretively and drive external growth. In our view, the company also offers a strong balance sheet and favorable dividend growth.
Telecommunications REITs | Stock selection in this sector was a positive contributor to relative Fund performance during the fiscal year.
Data Centers | The Fund benefited from stock selection in the data centers sector. A key holding was Equinix, Inc., which is a global data center and colocation provider delivering a broad spectrum of services to their customers. The company is expected to generate above average internal and external growth driven by increasing demand for data. Demand remains strong for the company's interconnection and colocation services across the globe, and the company announced an expansion of its hyperscale joint venture business.
What detracted from performance?
Single Family Homes | Overweight exposure to single family homes was the largest detractor from relative Fund performance during the fiscal year. The Fund held an overweight position in Invitation Homes, which owns, develops, and operates single family rental homes throughout the US. The company has experienced some weakness in the recent leasing results, resulting in Fund underperformance. The demand outlook for rental housing remains robust and we expect Invitation Homes to continue to deliver growth with the potential for a positive re-rating.
Timber REITs | Timber stocks underperformed as continued high interest rates have weighed on housing activity, and an overweight exposure to the sector detracted from relative performance. A majority of the overweight was held in Weyerhaeuser Co., which is the largest timber REIT that primarily harvests and delivers sawlogs and manages a wood products manufacturing business. High interest rates remained a headwind to the timber sector and led to lumber and wood products softness, as well as weak repair and remodel activity.
Lodging/Resorts | After strong performance in 2023, the overall hotel sector underperformed, which detracted from relative performance as the Fund held an overweight to the sector. A key holding that contributed to this relative underperformance was Host Hotels & Resorts, which owns and operates full-service hotels primarily in the US. The company continues to trade at a discounted valuation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class R5)	11.85%	3.42%	4.60%
FTSE Nareit All Equity REITs Index	13.86%	5.61%	6.06%
S&P 500® Index	18.41%	16.85%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 853,914,416
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 7,185,339
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$853,914,416
Total number of portfolio holdings	39
Total advisory fees paid	$7,185,339
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120676 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Estate Fund
Class Name	Class R6
Trading Symbol	IARFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Estate Fund (Class R6)	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the real estate market delivered positive returns. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 11.87%. For the same time period, the FTSE Nareit All Equity REITs Index returned 13.86%.
What contributed to performance?
Freestanding REITs | The Fund benefited from an overweight to freestanding REITs as well as stock selection within the sector. A majority of the sector overweight was held in Agree Realty Corp, which owns a diversified portfolio of retail properties subject to long-term net leases. The company's broad geographic diversity and high tenant quality helped provide stable cash flows while a fragmented market allowed for attractive external growth opportunities. Despite relatively high interest rates, Agree Realty Corp benefited from a superior cost of capital versus peers and was able to acquire assets accretively and drive external growth. In our view, the company also offers a strong balance sheet and favorable dividend growth.
Telecommunications REITs | Stock selection in this sector was a positive contributor to relative Fund performance during the fiscal year.
Data Centers | The Fund benefited from stock selection in the data centers sector. A key holding was Equinix, Inc., which is a global data center and colocation provider delivering a broad spectrum of services to their customers. The company is expected to generate above average internal and external growth driven by increasing demand for data. Demand remains strong for the company's interconnection and colocation services across the globe, and the company announced an expansion of its hyperscale joint venture business.
What detracted from performance?
Single Family Homes | Overweight exposure to single family homes was the largest detractor from relative Fund performance during the fiscal year. The Fund held an overweight position in Invitation Homes, which owns, develops, and operates single family rental homes throughout the US. The company has experienced some weakness in the recent leasing results, resulting in Fund underperformance. The demand outlook for rental housing remains robust and we expect Invitation Homes to continue to deliver growth with the potential for a positive re-rating.
Timber REITs | Timber stocks underperformed as continued high interest rates have weighed on housing activity, and an overweight exposure to the sector detracted from relative performance. A majority of the overweight was held in Weyerhaeuser Co., which is the largest timber REIT that primarily harvests and delivers sawlogs and manages a wood products manufacturing business. High interest rates remained a headwind to the timber sector and led to lumber and wood products softness, as well as weak repair and remodel activity.
Lodging/Resorts | After strong performance in 2023, the overall hotel sector underperformed, which detracted from relative performance as the Fund held an overweight to the sector. A key holding that contributed to this relative underperformance was Host Hotels & Resorts, which owns and operates full-service hotels primarily in the US. The company continues to trade at a discounted valuation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Real Estate Fund (Class R6)	11.87%	3.49%	4.68%
FTSE Nareit All Equity REITs Index	13.86%	5.61%	6.06%
S&P 500® Index	18.41%	16.85%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 853,914,416
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 7,185,339
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$853,914,416
Total number of portfolio holdings	39
Total advisory fees paid	$7,185,339
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	9.01%
American Tower Corp.	8.32%
Equinix, Inc.	7.80%
Prologis, Inc.	5.25%
Simon Property Group, Inc.	5.18%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.09%
Equity LifeStyle Properties, Inc.	3.51%
Realty Income Corp.	3.47%
Healthpeak Properties, Inc.	2.94%
* Excluding money market fund holdings, if any.

C000000621 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class A
Trading Symbol	STBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class A)	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 5.97%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index returned 5.54%.
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particuarly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Natural gas corporates | Security selection within the natural gas sub-sector detracted from Fund performance, led by credits such as Sempra and Southwest Gas Corporation.
Government-related agencies | Security selection within government-related agencies, particularly government owned no guarantee bonds, slightly detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class A) —including sales charge	3.27%	1.29%	1.77%
Invesco Short Term Bond Fund (Class A) —excluding sales charge	5.97%	1.80%	2.02%
Bloomberg 1-3 Year Government/Credit Index	5.54%	1.53%	1.71%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,015,472,318
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 6,351,274
Investment Company Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,015,472,318
Total number of portfolio holdings	783
Total advisory fees paid	$6,351,274
Portfolio turnover rate	125%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.

C000000622 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class C
Trading Symbol	STBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class C)	$103	1.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%	[22]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 5.60%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index returned 5.54%.
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particuarly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Natural gas corporates | Security selection within the natural gas sub-sector detracted from Fund performance, led by credits such as Sempra and Southwest Gas Corporation.
Government-related agencies | Security selection within government-related agencies, particularly government owned no guarantee bonds, slightly detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class C) —including sales charge	5.10%	1.44%	1.74%
Invesco Short Term Bond Fund (Class C) —excluding sales charge	5.60%	1.44%	1.74%
Bloomberg 1-3 Year Government/Credit Index	5.54%	1.53%	1.71%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,015,472,318
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 6,351,274
Investment Company Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,015,472,318
Total number of portfolio holdings	783
Total advisory fees paid	$6,351,274
Portfolio turnover rate	125%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.

C000000623 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class R
Trading Symbol	STBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class R)	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class R shares of the Fund returned 5.73%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index returned 5.54%.
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particuarly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Natural gas corporates | Security selection within the natural gas sub-sector detracted from Fund performance, led by credits such as Sempra and Southwest Gas Corporation.
Government-related agencies | Security selection within government-related agencies, particularly government owned no guarantee bonds, slightly detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class R)	5.73%	1.45%	1.68%
Bloomberg 1-3 Year Government/Credit Index	5.54%	1.53%	1.71%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,015,472,318
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 6,351,274
Investment Company Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,015,472,318
Total number of portfolio holdings	783
Total advisory fees paid	$6,351,274
Portfolio turnover rate	125%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.

C000071217 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class Y
Trading Symbol	STBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class Y)	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 6.26%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index returned 5.54%.
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particuarly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Natural gas corporates | Security selection within the natural gas sub-sector detracted from Fund performance, led by credits such as Sempra and Southwest Gas Corporation.
Government-related agencies | Security selection within government-related agencies, particularly government owned no guarantee bonds, slightly detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class Y)	6.26%	1.98%	2.19%
Bloomberg 1-3 Year Government/Credit Index	5.54%	1.53%	1.71%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,015,472,318
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 6,351,274
Investment Company Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,015,472,318
Total number of portfolio holdings	783
Total advisory fees paid	$6,351,274
Portfolio turnover rate	125%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.

C000023124 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class R5
Trading Symbol	ISTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class R5)	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 6.29%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index returned 5.54%.
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particuarly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Natural gas corporates | Security selection within the natural gas sub-sector detracted from Fund performance, led by credits such as Sempra and Southwest Gas Corporation.
Government-related agencies | Security selection within government-related agencies, particularly government owned no guarantee bonds, slightly detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class R5)	6.29%	2.00%	2.25%
Bloomberg 1-3 Year Government/Credit Index	5.54%	1.53%	1.71%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,015,472,318
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 6,351,274
Investment Company Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,015,472,318
Total number of portfolio holdings	783
Total advisory fees paid	$6,351,274
Portfolio turnover rate	125%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120677 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Bond Fund
Class Name	Class R6
Trading Symbol	ISTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Bond Fund (Class R6)	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 6.36%. For the same time period, the Bloomberg 1-3 Year Government/Credit Index returned 5.54%.
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particuarly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Natural gas corporates | Security selection within the natural gas sub-sector detracted from Fund performance, led by credits such as Sempra and Southwest Gas Corporation.
Government-related agencies | Security selection within government-related agencies, particularly government owned no guarantee bonds, slightly detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Bond Fund (Class R6)	6.36%	2.06%	2.29%
Bloomberg 1-3 Year Government/Credit Index	5.54%	1.53%	1.71%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,015,472,318
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 6,351,274
Investment Company Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,015,472,318
Total number of portfolio holdings	783
Total advisory fees paid	$6,351,274
Portfolio turnover rate	125%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 01/31/2027	3.28%
BX Trust, Series 2021-LGCY, Class A, 4.93%, 10/15/2036	1.23%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027	0.96%
LG Electronics, Inc., 5.63%, 04/24/2027	0.75%
International Business Machines Corp., 4.80%, 02/10/2030	0.70%
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	0.57%
COLT Mortgage Loan Trust, Series 2022-5, Class A1, 4.55%, 04/25/2067	0.57%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.38%, 09/15/2036	0.56%
OPEC Fund for International Development (The), 4.50%, 01/26/2026	0.56%
Goldman Sachs Group, Inc. (The), Series W, 7.50%	0.55%
* Excluding money market fund holdings, if any.

C000029658 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class A
Trading Symbol	AGREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class A)	$150	1.44%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.44%	[23]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the global real estate market delivered positive returns. A majority of the Fund underperformance was due to poor stock selection. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class A shares, excluding sales charge, of the Fund returned 7.88%. For the same time period, the Custom Invesco Global Real Estate Index (Net) returned 10.03%.
What contributed to performance?
Sweden | Overweight exposure to Fastighets AB Balder with higher-than-average financial leverage benefited Fund performance.
Spain | Overweight exposure to a diversified holding, Merlin Properties SOCIMI S.A. ("Merlin Properties"), and high yielding residential developers benefited Fund performance. Merlin Properties owns a portfolio of mostly Spanish office, retail and data center assets. The company strengthened its balance sheet in 2022, and its valuation has been overly discounted in prior periods as measured by its implied cap rate / price-to-earnings ratio and discount to net asset value. The stock benefited from a market environment where value characteristics were rewarded. We believe its exposure to data centers was also a positive driver of investor sentiment and growth.
What detracted from performance?
United States | During the fiscal year, the Fund did not hold a position in Ventas Inc., which detracted from relative performance. Ventas owns senior housing communities, skilled nursing facilities, hospitals, and medical office buildings in the US and Canada. Ventas benefited from a recovery in senior housing fundamentals post-Covid.
Canada | StorageVault Canada, Inc. ("StorageVault") is the largest self-storage owner in Canada with over 200 locations across the country, and concentrations in population centers in Ontario, Alberta, British Columbia and Quebec. The Fund held an overweight position in StorageVault with a view that Canadian population growth and housing activity would continue to drive demand. We believe slowing storage market supply and demand fundamentals caused underperformance in the stock during the fiscal year and caused negative attribution for the Fund overall. As a result, the portfolio began reducing exposure to shares of StorageVault in November 2024, and eventually exited the position prior to fiscal year-end.
Hong Kong | Stock selection in Hong Kong detracted from relative Fund performance. One of the key detractors from Fund performance was the Fund's overweight to Link REIT, a broad portfolio primarily in Hong Kong and key cities in China that cater to necessity consumption needs. After a period of strong performance in 2023, Link REIT saw weaker performance as the expected pace of interest rate declines in the US moderated.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class A) —including sales charge	1.93%	-1.52%	0.71%
Invesco Global Real Estate Fund (Class A) —excluding sales charge	7.88%	-0.39%	1.28%
Custom Invesco Global Real Estate Index (Net)	10.03%	0.94%	2.18%
MSCI World Index (Net)	15.63%	13.91%	9.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 143,891,495
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,155,451
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$143,891,495
Total number of portfolio holdings	72
Total advisory fees paid	$1,155,451
Portfolio turnover rate	130%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.

C000029660 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class C
Trading Symbol	CGREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class C)	$227	2.19%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.19%	[24]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the global real estate market delivered positive returns. A majority of the Fund underperformance was due to poor stock selection. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class C shares, excluding sales charge, of the Fund returned 7.19%. For the same time period, the Custom Invesco Global Real Estate Index (Net) returned 10.03%.
What contributed to performance?
Sweden | Overweight exposure to Fastighets AB Balder with higher-than-average financial leverage benefited Fund performance.
Spain | Overweight exposure to a diversified holding, Merlin Properties SOCIMI S.A. ("Merlin Properties"), and high yielding residential developers benefited Fund performance. Merlin Properties owns a portfolio of mostly Spanish office, retail and data center assets. The company strengthened its balance sheet in 2022, and its valuation has been overly discounted in prior periods as measured by its implied cap rate / price-to-earnings ratio and discount to net asset value. The stock benefited from a market environment where value characteristics were rewarded. We believe its exposure to data centers was also a positive driver of investor sentiment and growth.
What detracted from performance?
United States | During the fiscal year, the Fund did not hold a position in Ventas Inc., which detracted from relative performance. Ventas owns senior housing communities, skilled nursing facilities, hospitals, and medical office buildings in the US and Canada. Ventas benefited from a recovery in senior housing fundamentals post-Covid.
Canada | StorageVault Canada, Inc. ("StorageVault") is the largest self-storage owner in Canada with over 200 locations across the country, and concentrations in population centers in Ontario, Alberta, British Columbia and Quebec. The Fund held an overweight position in StorageVault with a view that Canadian population growth and housing activity would continue to drive demand. We believe slowing storage market supply and demand fundamentals caused underperformance in the stock during the fiscal year and caused negative attribution for the Fund overall. As a result, the portfolio began reducing exposure to shares of StorageVault in November 2024, and eventually exited the position prior to fiscal year-end.
Hong Kong | Stock selection in Hong Kong detracted from relative Fund performance. One of the key detractors from Fund performance was the Fund's overweight to Link REIT, a broad portfolio primarily in Hong Kong and key cities in China that cater to necessity consumption needs. After a period of strong performance in 2023, Link REIT saw weaker performance as the expected pace of interest rate declines in the US moderated.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class C) —including sales charge	6.19%	-1.13%	0.66%
Invesco Global Real Estate Fund (Class C) —excluding sales charge	7.19%	-1.13%	0.66%
Custom Invesco Global Real Estate Index (Net)	10.03%	0.94%	2.18%
MSCI World Index (Net)	15.63%	13.91%	9.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 143,891,495
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,155,451
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$143,891,495
Total number of portfolio holdings	72
Total advisory fees paid	$1,155,451
Portfolio turnover rate	130%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.

C000029661 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class R
Trading Symbol	RGREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class R)	$175	1.69%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.69%	[25]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the global real estate market delivered positive returns. A majority of the Fund underperformance was due to poor stock selection. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class R shares of the Fund returned 7.61%. For the same time period, the Custom Invesco Global Real Estate Index (Net) returned 10.03%.
What contributed to performance?
Sweden | Overweight exposure to Fastighets AB Balder with higher-than-average financial leverage benefited Fund performance.
Spain | Overweight exposure to a diversified holding, Merlin Properties SOCIMI S.A. ("Merlin Properties"), and high yielding residential developers benefited Fund performance. Merlin Properties owns a portfolio of mostly Spanish office, retail and data center assets. The company strengthened its balance sheet in 2022, and its valuation has been overly discounted in prior periods as measured by its implied cap rate / price-to-earnings ratio and discount to net asset value. The stock benefited from a market environment where value characteristics were rewarded. We believe its exposure to data centers was also a positive driver of investor sentiment and growth.
What detracted from performance?
United States | During the fiscal year, the Fund did not hold a position in Ventas Inc., which detracted from relative performance. Ventas owns senior housing communities, skilled nursing facilities, hospitals, and medical office buildings in the US and Canada. Ventas benefited from a recovery in senior housing fundamentals post-Covid.
Canada | StorageVault Canada, Inc. ("StorageVault") is the largest self-storage owner in Canada with over 200 locations across the country, and concentrations in population centers in Ontario, Alberta, British Columbia and Quebec. The Fund held an overweight position in StorageVault with a view that Canadian population growth and housing activity would continue to drive demand. We believe slowing storage market supply and demand fundamentals caused underperformance in the stock during the fiscal year and caused negative attribution for the Fund overall. As a result, the portfolio began reducing exposure to shares of StorageVault in November 2024, and eventually exited the position prior to fiscal year-end.
Hong Kong | Stock selection in Hong Kong detracted from relative Fund performance. One of the key detractors from Fund performance was the Fund's overweight to Link REIT, a broad portfolio primarily in Hong Kong and key cities in China that cater to necessity consumption needs. After a period of strong performance in 2023, Link REIT saw weaker performance as the expected pace of interest rate declines in the US moderated.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class R)	7.61%	-0.63%	1.02%
Custom Invesco Global Real Estate Index (Net)	10.03%	0.94%	2.18%
MSCI World Index (Net)	15.63%	13.91%	9.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 143,891,495
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,155,451
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$143,891,495
Total number of portfolio holdings	72
Total advisory fees paid	$1,155,451
Portfolio turnover rate	130%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.

C000071219 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class Y
Trading Symbol	ARGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class Y)	$124	1.19%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%	[26]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the global real estate market delivered positive returns. A majority of the Fund underperformance was due to poor stock selection. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 8.16%. For the same time period, the Custom Invesco Global Real Estate Index (Net) returned 10.03%.
What contributed to performance?
Sweden | Overweight exposure to Fastighets AB Balder with higher-than-average financial leverage benefited Fund performance.
Spain | Overweight exposure to a diversified holding, Merlin Properties SOCIMI S.A. ("Merlin Properties"), and high yielding residential developers benefited Fund performance. Merlin Properties owns a portfolio of mostly Spanish office, retail and data center assets. The company strengthened its balance sheet in 2022, and its valuation has been overly discounted in prior periods as measured by its implied cap rate / price-to-earnings ratio and discount to net asset value. The stock benefited from a market environment where value characteristics were rewarded. We believe its exposure to data centers was also a positive driver of investor sentiment and growth.
What detracted from performance?
United States | During the fiscal year, the Fund did not hold a position in Ventas Inc., which detracted from relative performance. Ventas owns senior housing communities, skilled nursing facilities, hospitals, and medical office buildings in the US and Canada. Ventas benefited from a recovery in senior housing fundamentals post-Covid.
Canada | StorageVault Canada, Inc. ("StorageVault") is the largest self-storage owner in Canada with over 200 locations across the country, and concentrations in population centers in Ontario, Alberta, British Columbia and Quebec. The Fund held an overweight position in StorageVault with a view that Canadian population growth and housing activity would continue to drive demand. We believe slowing storage market supply and demand fundamentals caused underperformance in the stock during the fiscal year and caused negative attribution for the Fund overall. As a result, the portfolio began reducing exposure to shares of StorageVault in November 2024, and eventually exited the position prior to fiscal year-end.
Hong Kong | Stock selection in Hong Kong detracted from relative Fund performance. One of the key detractors from Fund performance was the Fund's overweight to Link REIT, a broad portfolio primarily in Hong Kong and key cities in China that cater to necessity consumption needs. After a period of strong performance in 2023, Link REIT saw weaker performance as the expected pace of interest rate declines in the US moderated.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class Y)	8.16%	-0.15%	1.52%
Custom Invesco Global Real Estate Index (Net)	10.03%	0.94%	2.18%
MSCI World Index (Net)	15.63%	13.91%	9.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 143,891,495
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,155,451
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$143,891,495
Total number of portfolio holdings	72
Total advisory fees paid	$1,155,451
Portfolio turnover rate	130%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.

C000029662 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class R5
Trading Symbol	IGREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class R5)	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the global real estate market delivered positive returns. A majority of the Fund underperformance was due to poor stock selection. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 8.37%. For the same time period, the Custom Invesco Global Real Estate Index (Net) returned 10.03%.
What contributed to performance?
Sweden | Overweight exposure to Fastighets AB Balder with higher-than-average financial leverage benefited Fund performance.
Spain | Overweight exposure to a diversified holding, Merlin Properties SOCIMI S.A. ("Merlin Properties"), and high yielding residential developers benefited Fund performance. Merlin Properties owns a portfolio of mostly Spanish office, retail and data center assets. The company strengthened its balance sheet in 2022, and its valuation has been overly discounted in prior periods as measured by its implied cap rate / price-to-earnings ratio and discount to net asset value. The stock benefited from a market environment where value characteristics were rewarded. We believe its exposure to data centers was also a positive driver of investor sentiment and growth.
What detracted from performance?
United States | During the fiscal year, the Fund did not hold a position in Ventas Inc., which detracted from relative performance. Ventas owns senior housing communities, skilled nursing facilities, hospitals, and medical office buildings in the US and Canada. Ventas benefited from a recovery in senior housing fundamentals post-Covid.
Canada | StorageVault Canada, Inc. ("StorageVault") is the largest self-storage owner in Canada with over 200 locations across the country, and concentrations in population centers in Ontario, Alberta, British Columbia and Quebec. The Fund held an overweight position in StorageVault with a view that Canadian population growth and housing activity would continue to drive demand. We believe slowing storage market supply and demand fundamentals caused underperformance in the stock during the fiscal year and caused negative attribution for the Fund overall. As a result, the portfolio began reducing exposure to shares of StorageVault in November 2024, and eventually exited the position prior to fiscal year-end.
Hong Kong | Stock selection in Hong Kong detracted from relative Fund performance. One of the key detractors from Fund performance was the Fund's overweight to Link REIT, a broad portfolio primarily in Hong Kong and key cities in China that cater to necessity consumption needs. After a period of strong performance in 2023, Link REIT saw weaker performance as the expected pace of interest rate declines in the US moderated.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class R5)	8.37%	0.01%	1.68%
Custom Invesco Global Real Estate Index (Net)	10.03%	0.94%	2.18%
MSCI World Index (Net)	15.63%	13.91%	9.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 143,891,495
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,155,451
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$143,891,495
Total number of portfolio holdings	72
Total advisory fees paid	$1,155,451
Portfolio turnover rate	130%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120678 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Fund
Class Name	Class R6
Trading Symbol	FGREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Fund (Class R6)	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the global real estate market delivered positive returns. A majority of the Fund underperformance was due to poor stock selection. The listed real estate market performed well over the past year due to a combination of factors including declines in interest rates, the end of the rate-hiking cycle, and strong fundamentals in many real estate sectors. Lower interest rates have led to increased demand for real estate, while strong balance sheets and access to capital markets have allowed REITs to weather economic challenges. Additionally, structural tailwinds in sectors like telecommunication and health care benefited the overall REIT market.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 8.43%. For the same time period, the Custom Invesco Global Real Estate Index (Net) returned 10.03%.
What contributed to performance?
Sweden | Overweight exposure to Fastighets AB Balder with higher-than-average financial leverage benefited Fund performance.
Spain | Overweight exposure to a diversified holding, Merlin Properties SOCIMI S.A. ("Merlin Properties"), and high yielding residential developers benefited Fund performance. Merlin Properties owns a portfolio of mostly Spanish office, retail and data center assets. The company strengthened its balance sheet in 2022, and its valuation has been overly discounted in prior periods as measured by its implied cap rate / price-to-earnings ratio and discount to net asset value. The stock benefited from a market environment where value characteristics were rewarded. We believe its exposure to data centers was also a positive driver of investor sentiment and growth.
What detracted from performance?
United States | During the fiscal year, the Fund did not hold a position in Ventas Inc., which detracted from relative performance. Ventas owns senior housing communities, skilled nursing facilities, hospitals, and medical office buildings in the US and Canada. Ventas benefited from a recovery in senior housing fundamentals post-Covid.
Canada | StorageVault Canada, Inc. ("StorageVault") is the largest self-storage owner in Canada with over 200 locations across the country, and concentrations in population centers in Ontario, Alberta, British Columbia and Quebec. The Fund held an overweight position in StorageVault with a view that Canadian population growth and housing activity would continue to drive demand. We believe slowing storage market supply and demand fundamentals caused underperformance in the stock during the fiscal year and caused negative attribution for the Fund overall. As a result, the portfolio began reducing exposure to shares of StorageVault in November 2024, and eventually exited the position prior to fiscal year-end.
Hong Kong | Stock selection in Hong Kong detracted from relative Fund performance. One of the key detractors from Fund performance was the Fund's overweight to Link REIT, a broad portfolio primarily in Hong Kong and key cities in China that cater to necessity consumption needs. After a period of strong performance in 2023, Link REIT saw weaker performance as the expected pace of interest rate declines in the US moderated.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Fund (Class R6)	8.43%	0.06%	1.75%
Custom Invesco Global Real Estate Index (Net)	10.03%	0.94%	2.18%
MSCI World Index (Net)	15.63%	13.91%	9.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 143,891,495
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,155,451
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$143,891,495
Total number of portfolio holdings	72
Total advisory fees paid	$1,155,451
Portfolio turnover rate	130%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.06%
Equinix, Inc.	7.01%
Prologis, Inc.	5.59%
Simon Property Group, Inc.	4.50%
Equity Residential	3.07%
Equity LifeStyle Properties, Inc.	3.05%
Digital Realty Trust, Inc.	3.04%
Regency Centers Corp.	2.62%
Mitsui Fudosan Co. Ltd.	2.54%
Agree Realty Corp.	2.43%
* Excluding money market fund holdings, if any.

C000084556 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class A
Trading Symbol	ACCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class A)	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 6.98%. For the same time period, the Bloomberg U.S. Credit Index returned 6.41%.
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particularly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Bloomberg U.S. Credit Index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Treasuries | Selection within Treasuries, particularly in longer-maturity Treasury bonds, detracted from relative Fund performance due to an elevated rates environment.
Consumer cyclical corporates | Sector allocation within consumer cyclical corporates, particularly within the automotive sub-sector, detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class A) —including sales charge	2.50%	-0.32%	2.33%
Invesco Corporate Bond Fund (Class A) —excluding sales charge	6.98%	0.55%	2.78%
Bloomberg U.S. Credit Index	6.41%	0.02%	2.37%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Credit Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,799,884,959
Holdings Count | Holding	1,393
Advisory Fees Paid, Amount	$ 9,796,520
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,799,884,959
Total number of portfolio holdings	1,393
Total advisory fees paid	$9,796,520
Portfolio turnover rate	146%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.

C000084553 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class C
Trading Symbol	ACCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class C)	$150	1.46%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 6.01%. For the same time period, the Bloomberg U.S. Credit Index returned 6.41%.
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particularly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Bloomberg U.S. Credit Index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Treasuries | Selection within Treasuries, particularly in longer-maturity Treasury bonds, detracted from relative Fund performance due to an elevated rates environment.
Consumer cyclical corporates | Sector allocation within consumer cyclical corporates, particularly within the automotive sub-sector, detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class C) —including sales charge	5.01%	-0.24%	2.16%
Invesco Corporate Bond Fund (Class C) —excluding sales charge	6.01%	-0.24%	2.16%
Bloomberg U.S. Credit Index	6.41%	0.02%	2.37%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Credit Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,799,884,959
Holdings Count | Holding	1,393
Advisory Fees Paid, Amount	$ 9,796,520
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,799,884,959
Total number of portfolio holdings	1,393
Total advisory fees paid	$9,796,520
Portfolio turnover rate	146%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.

C000095838 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class R
Trading Symbol	ACCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class R)	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class R shares of the Fund returned 6.55%. For the same time period, the Bloomberg U.S. Credit Index returned 6.41%
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particularly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Bloomberg U.S. Credit Index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Treasuries | Selection within Treasuries, particularly in longer-maturity Treasury bonds, detracted from relative Fund performance due to an elevated rates environment.
Consumer cyclical corporates | Sector allocation within consumer cyclical corporates, particularly within the automotive sub-sector, detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class R)	6.55%	0.27%	2.51%
Bloomberg U.S. Credit Index	6.41%	0.02%	2.37%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Credit Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,799,884,959
Holdings Count | Holding	1,393
Advisory Fees Paid, Amount	$ 9,796,520
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,799,884,959
Total number of portfolio holdings	1,393
Total advisory fees paid	$9,796,520
Portfolio turnover rate	146%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.

C000084554 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class Y
Trading Symbol	ACCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class Y)	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 7.07%. For the same time period, the Bloomberg U.S. Credit Index returned 6.41%
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particularly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Bloomberg U.S. Credit Index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Treasuries | Selection within Treasuries, particularly in longer-maturity Treasury bonds, detracted from relative Fund performance due to an elevated rates environment.
Consumer cyclical corporates | Sector allocation within consumer cyclical corporates, particularly within the automotive sub-sector, detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class Y)	7.07%	0.78%	3.02%
Bloomberg U.S. Credit Index	6.41%	0.02%	2.37%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Credit Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,799,884,959
Holdings Count | Holding	1,393
Advisory Fees Paid, Amount	$ 9,796,520
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,799,884,959
Total number of portfolio holdings	1,393
Total advisory fees paid	$9,796,520
Portfolio turnover rate	146%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.

C000084555 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class R5
Trading Symbol	ACCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class R5)	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 7.29%. For the same time period, the Bloomberg U.S. Credit Index returned 6.41%
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particularly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Bloomberg U.S. Credit Index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Treasuries | Selection within Treasuries, particularly in longer-maturity Treasury bonds, detracted from relative Fund performance due to an elevated rates environment.
Consumer cyclical corporates | Sector allocation within consumer cyclical corporates, particularly within the automotive sub-sector, detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class R5)	7.29%	0.87%	3.12%
Bloomberg U.S. Credit Index	6.41%	0.02%	2.37%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Credit Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,799,884,959
Holdings Count | Holding	1,393
Advisory Fees Paid, Amount	$ 9,796,520
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,799,884,959
Total number of portfolio holdings	1,393
Total advisory fees paid	$9,796,520
Portfolio turnover rate	146%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120680 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Corporate Bond Fund
Class Name	Class R6
Trading Symbol	ICBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Corporate Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Corporate Bond Fund (Class R6)	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 7.20%. For the same time period, the Bloomberg U.S. Credit Index returned 6.41%
What contributed to performance?
Financial institutions corporates | Security selection within investment grade corporates, particularly the financial institutions sub-sector, contributed to the Fund's relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Bloomberg U.S. Credit Index presented discounted buying opportunities and enhanced downside protection for bondholders.
High yield corporates | Security selection within high yield corporates, particularly in the midstream sub-sector, contributed to relative Fund performance.
What detracted from performance?
Treasuries | Selection within Treasuries, particularly in longer-maturity Treasury bonds, detracted from relative Fund performance due to an elevated rates environment.
Consumer cyclical corporates | Sector allocation within consumer cyclical corporates, particularly within the automotive sub-sector, detracted from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Corporate Bond Fund (Class R6)	7.20%	0.91%	3.18%
Bloomberg U.S. Credit Index	6.41%	0.02%	2.37%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Credit Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,799,884,959
Holdings Count | Holding	1,393
Advisory Fees Paid, Amount	$ 9,796,520
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,799,884,959
Total number of portfolio holdings	1,393
Total advisory fees paid	$9,796,520
Portfolio turnover rate	146%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 02/15/2035	1.73%
U.S. Treasury Bonds, 4.50%, 11/15/2054	1.11%
U.S. Treasury Notes, 4.25%, 01/31/2030	0.97%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	0.62%
U.S. Treasury Notes, 4.25%, 02/15/2028	0.61%
U.S. Treasury Notes, 4.13%, 01/31/2027	0.50%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	0.46%
JPMorgan Chase & Co., Series OO, 6.50%	0.45%
CVS Health Corp., 7.00%, 03/10/2055	0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	0.41%
* Excluding money market fund holdings, if any.

C000209395 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Invesco Cash Reserve
Trading Symbol	GMQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Invesco Cash Reserve)	$75	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%	[27]
Net Assets	$ 1,173,276,754
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 3,288,824
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,173,276,754
Total number of portfolio holdings	84
Total advisory fees paid	$3,288,824

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	69.2%
8-30	1.2%
31-60	3.0%
61-90	1.7%
91-180	4.4%
181+	20.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000209399 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class C
Trading Symbol	GMCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Class C)	$161	1.58%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.58%	[28]
Net Assets	$ 1,173,276,754
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 3,288,824
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,173,276,754
Total number of portfolio holdings	84
Total advisory fees paid	$3,288,824

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	69.2%
8-30	1.2%
31-60	3.0%
61-90	1.7%
91-180	4.4%
181+	20.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000209396 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class R
Trading Symbol	GMLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Class R)	$110	1.08%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.08%	[29]
Net Assets	$ 1,173,276,754
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 3,288,824
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,173,276,754
Total number of portfolio holdings	84
Total advisory fees paid	$3,288,824

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	69.2%
8-30	1.2%
31-60	3.0%
61-90	1.7%
91-180	4.4%
181+	20.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000209397 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class Y
Trading Symbol	OMBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Class Y)	$59	0.58%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%	[30]
Net Assets	$ 1,173,276,754
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 3,288,824
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,173,276,754
Total number of portfolio holdings	84
Total advisory fees paid	$3,288,824

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	69.2%
8-30	1.2%
31-60	3.0%
61-90	1.7%
91-180	4.4%
181+	20.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000209398 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Government Money Portfolio
Class Name	Class R6
Trading Symbol	GMRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco U.S. Government Money Portfolio (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco U.S. Government Money Portfolio (Class R6)	$49	0.48%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%	[31]
Net Assets	$ 1,173,276,754
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 3,288,824
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,173,276,754
Total number of portfolio holdings	84
Total advisory fees paid	$3,288,824

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Composition by maturity, in days
(% of total investments)*
1-7	69.2%
8-30	1.2%
31-60	3.0%
61-90	1.7%
91-180	4.4%
181+	20.5%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000241067 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SMA High Yield Bond Fund
Class Name	Invesco SMA High Yield Bond Fund
Trading Symbol	SMHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SMA High Yield Bond Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SMA High Yield Bond Fund	$0	0.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[32]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the corporate bond market benefited from a continued disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightened credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from the broader market environment.
• For the fiscal year ended February 28, 2025, the Fund returned 8.85%. For the same time period, the Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index returned 8.82%.
What contributed to performance?
REITs and energy corporates | Security selection within high yield corporates, particularly the real estate investment trusts (REITs) and energy sub-sectors, contributed to the Fund's relative performance for the fiscal year. Strong corporate fundamentals and technicals anchored high yield debt.
Emerging market corporates | Security selection within emerging market corporates contributed to relative Fund performance during the fiscal year.
What detracted from performance?
Consumer Non-Cyclical corporates | An underweight to consumer non-cyclical corporates detracted from the Fund's relative performance for the fiscal year.
Transportation corporates | Security selection within transportation corporates detracted from relative Fund performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/1/23)
Invesco SMA High Yield Bond Fund	8.85%	9.61%
Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index	8.82%	9.76%
Bloomberg U.S. Aggregate Bond Index	5.81%	4.87%

Performance Inception Date	Mar. 01, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,589,751
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$10,589,751
Total number of portfolio holdings	188
Total advisory fees paid	$0
Portfolio turnover rate	126%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	2.45%
Rakuten Group, Inc., 9.75%, 04/15/2029	2.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.76%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.73%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.51%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.46%
ZF North America Capital, Inc., 6.88%, 04/14/2028	1.43%
Aircastle Ltd., 5.25%	1.26%
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032	1.25%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.21%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	2.45%
Rakuten Group, Inc., 9.75%, 04/15/2029	2.08%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.76%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.73%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.51%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.46%
ZF North America Capital, Inc., 6.88%, 04/14/2028	1.43%
Aircastle Ltd., 5.25%	1.26%
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032	1.25%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.21%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
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[32]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.